Income Taxes - Summary of Major Components of Income Tax Expense (Detail) $ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2020 USD ($)	[1]	Jun. 30, 2020 MXN ($)	Jun. 30, 2019 MXN ($)
Major Components Of Tax Expense Income [line items]
Current tax expense			$ 5,222	$ 2,821
Deferred tax expense:			(3,131)	(302)
Total income tax expense in consolidated net income	$ 91		$ 2,091	$ 2,519

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3